Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust III
Prospectus Date	rr_ProspectusDate	Oct. 07, 2014
Document Creation Date	dei_DocumentCreationDate	Oct. 08, 2014